Document and Entity Information Document and Entity Information	9 Months Ended
	Jun. 30, 2012	Sep. 07, 2012
Entity Information [Line Items]
Entity Registrant Name	Post Holdings, Inc.
Entity Central Index Key	0001530950
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding		34,402,562
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Condensed Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Sales	$ 711.7	$ 730.4
Cost of goods sold	392.9	381.6
Gross Profit	318.8	348.8
Selling, general and administrative expense	202.8	180.3
Amortization of intangible assets	9.4	9.4
Goodwill and Intangible Asset Impairment	0	32.1
Other operating expenses, net	0.6	1.1
Operating Profit	106	125.9
Interest Expense	44.2	38.6
Other (income) expense, net	(1.6)	5.8
Earnings before Income Taxes	63.4	81.5
Income tax expense	24.3	26.2
Net Earnings	$ 39.1	$ 55.3
Earnings per share:
Earnings Per Share, Basic	$ 1.14	$ 1.61
Earnings Per Share, Diluted	$ 1.13	$ 1.61
Weighted-Average Common Shares Outstanding:
Weighted Average Number of Shares Outstanding, Basic	34.3	34.3
Weighted Average Number of Shares Outstanding, Diluted	34.5	34.4

Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Earnings	$ 39.1	$ 55.3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	7	(10.9)
Foreign currency translation adjustments	(2.8)	4.7
Total Comprehensive Income	$ 29.3	$ 70.9

Condensed Consolidated Statements of Comprehensive Income Comprehensive Income Parenthetical (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (4.2)	$ 6.5

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Sep. 30, 2011
Assets
Cash and cash equivalents	$ 83.5	$ 1.7
Accounts receivable, net	58.2	10.1
Receivable from Ralcorp	4.5	41.3
Inventory, Net	77.7	66.6
Deferred income taxes	3.1	3.8
Prepaid expenses and other current assets	6.6	4
Intercompany notes receivable	0	7.8
Total Current Assets	233.6	135.3
Property, net	409.4	412.1
Goodwill	1,366.4	1,366.2
Other intangible assets, net	739.2	748.6
Investment in partnership	0	60.2
Other assets	14.9	0.8
Total Assets	2,763.5	2,723.2
Liabilities and Stockholders' Equity
Long-term Debt, Current Maturities	13.1	0
Accounts payable	34.7	28.8
Other Liabilities, Current	63.3	37.5
Total Current Liabilities	111.1	134.3
Long-term Debt, Excluding Current Maturities	934.7	0
Deferred income taxes	328.5	332.8
Other Liabilities, Noncurrent	105.2	104.9
Total Liabilities	1,479.5	1,288.5
Stockholders' Equity
Common stock	0.3	0
Additional paid-in capital	1,271.3	0
Net investment of Ralcorp	0	1,438.3
Retained earnings	25.8	0
Accumulated other comprehensive loss	(13.4)	(3.6)
Total Stockholders' Equity	1,284	1,434.7
Total Liabilities and Stockholders' Equity	$ 2,763.5	$ 2,723.2

Condensed Consolidated Balance Sheets Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2012
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	300
Common Stock, Shares, Issued	34.4
Common Stock, Shares, Outstanding	34.4

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net Earnings	$ 39.1	$ 55.3
Reconciliation of net earnings to net cash provided by operating activities:
Depreciation and amortization	46.9	43.8
Goodwill and Intangible Asset Impairment	0	32.1
Stock based compensation	2.2	1
Deferred income taxes	(8.6)	(24.6)
Other, net	(1.4)	(7)
Net changes in operating assets and liabilities:
Accounts receivable, net	(47.8)	59
Receivable from Ralcorp	36.8	(40.5)
Inventories	(11.1)	(18.3)
Prepaid expenses and other current and non-current assets	0	0.6
Accounts payable and other current and non-current liabilities	36.4	2.7
Net cash provided by operating activities	95.3	118.1
Cash Flows from Investing Activities:
Payments for capital expenditures	(22.3)	(9.8)
Net cash used in investing activities	(22.3)	(9.8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	775	0
Proceeds from Issuance of Other Long-term Debt	175	0
Payment to Ralcorp	(900)	0
Repayments of Long-term Debt	(2.2)	0
Change in net investment of Ralcorp	(29.4)	(106.6)
Payments of debt issuance costs	(17.7)	0
Changes in intercompany debt	7.8	0
Net cash provided by (used in) financing activities	8.5	(106.6)
Effect of exchange rate changes on cash and cash equivalents	0.3	0.5
Net increase in cash and cash equivalents	81.8	2.2
Cash and cash equivalents, beginning of period	1.7	4.8
Cash and cash equivalents	$ 83.5	$ 7

Condensed Consolidated Statement of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Net Investment [Member]	Retained Earnings [Member]	Retirement Benefit Adjustments, net of tax [Member]	Foreign Currency Translation Adjustments [Member]
Balance, Shares at Sep. 30, 2011		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total Stockholders' Equity	$ 1,284	$ 0.3	$ 1,271.3	$ 0	$ 25.8	$ (11.6)	$ (1.8)
Net Earnings	39.1			13.3	25.8
Separation related adjustments	(190)			(181.8)		(7.2)	(1)
Adjustments to Additional Paid in Capital, Other	0		1,269.8	1,269.8
Issuance of Common Stock at Spin-off		0.3	(0.3)
Issuance of Common Stock at Spin-Off, Shares		34.4
Stock-based compensation expense	1.8		1.8
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	0.2
Foreign currency translation adjustments	$ (1.8)						$ (1.8)
Balance, Shares at Jun. 30, 2012		34.4

Background and Basis of Presentation	9 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
Background and Basis of Presentation

Background

Post Holdings, Inc. ("Post" or the "Company") is a manufacturer, marketer and distributor of branded ready-to-eat cereals in the United States and Canada. Post’s products are generally sold to supermarket chains, wholesalers, supercenters, club stores, mass merchandisers, distributors, convenience stores and the foodservice channel in North America. The Company's products are manufactured at four facilities located in Battle Creek, Michigan; Jonesboro, Arkansas; Modesto, California; and Niagara Falls, Ontario.

On February 3, 2012, Post completed its legal separation from Ralcorp Holdings, Inc. ("Ralcorp") via a tax free spin-off (the "Spin-Off"). In the Spin-Off, Ralcorp shareholders of record on January 30, 2012, the record date for the distribution, received one share of Post common stock for every two shares of Ralcorp common stock held; additionally Ralcorp retained approximately 6.8 million unregistered shares of Post common stock. At the time of distribution Ralcorp entered into a series of third party financing arrangements that effectively resulted in the contribution of its net investment in Post in exchange for the aforementioned 6.8 million shares of Post common stock and a $900.0 cash distribution which was funded through the incurrence of long-term debt by Post, see Note 10. Prior to Ralcorp's contribution of its net investment, the net investment balance decreased due to separation related adjustments in the net amount of $181.8 primarily due to differences between the $900.0 cash distribution to Ralcorp compared to the settlement of intercompany debt of $784.5 and equity investment in partnership of $60.2, see Note 15, that did not transfer to Post in connection with the Spin-Off.

On February 6, 2012, Post began regular trading on the New York Stock Exchange under the ticker symbol “POST” as an independent, public company.

Post has a single operating segment and manufactures and markets products under several brand names, including Honey Bunches of Oats®, Pebbles™, Post Selects®, Great Grains®, Spoon Size® Shredded Wheat, Post® Raisin Bran, Grape-Nuts® and Honeycomb®.

Unless otherwise stated or the context otherwise indicates, all references in this Form 10-Q to "Post," "the Company," "us," "our" or "we" mean Post Holdings, Inc. and its consolidated subsidiaries, and for periods prior to the Spin-Off from Ralcorp, the Branded Cereal Business of Ralcorp.

Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP"), under the rules and regulations of the United States Securities and Exchange Commission (the "SEC"), and on a basis substantially consistent with the audited combined financial statements of the Company as of and for the fiscal year ended September 30, 2011. These unaudited consolidated financial statements should be read in conjunction with such audited combined financial statements, which are included in the Company’s Current Report on Form 8-K/A filed with the SEC on September 14, 2012, and which includes restated audited financial statements of the Company as of and for the year ended September 30, 2011. The audited financial statements for the fiscal year ended September 30, 2011, were originally filed with the SEC on Form 10 on January 25, 2012 and present the historical combined results of operations, comprehensive income, financial position, cash flows and equity of the Branded Cereal Business of Ralcorp, which includes Post Foods, LLC and Post Foods Canada Corp., which now comprise the operations of the Company. All intercompany balances and transactions between Post entities have been eliminated. Transactions between Post and Ralcorp are included in these financial statements, see Notes 9, 13 and 15 for further information on transactions with Ralcorp.

The unaudited condensed consolidated financial statements include all adjustments (consisting of normal recurring adjustments and accruals) that management considers necessary for a fair statement of its financial position and results of operations for the interim periods presented. Interim results are not necessarily indicative of the results for any other interim period or for the entire fiscal year.

Prior to the Spin-Off, Post's operations consisted of the Branded Cereals Business of Ralcorp. As such, the financial information prior to the Spin-Off may not necessarily reflect Post's financial position, results of operations and cash flows in the future or what Post's financial position, results of operations and cash flows would have been had Post been an independent, publicly-traded company during historical periods presented herein.

For periods prior to the Spin-Off, these unaudited condensed consolidated financial statements include allocations of certain Ralcorp corporate expenses. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. However, such expenses may not be indicative of the actual level of expense that would have been incurred by Post if it had operated as an independent, publicly-traded company or of the costs expected to be incurred in the future. These allocated expenses relate to various services that were provided to Post by Ralcorp, including, but not limited to, cash management and other treasury services, administrative services (such as tax, employee benefit administration, risk management, internal audit, accounting and human resources) and stock-based compensation plan administration. See Note 13 for further information on services that Ralcorp continues to provide to the Company.

The financial position and operating results of foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange on the balance sheet date, and local currency revenues and expenses are translated at average rates of exchange during the period. Resulting translation gains or losses are included in the consolidated balance sheet as a component of accumulated other comprehensive loss.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated financial statements include accounting for reserves established for doubtful accounts, stock-based compensation, impairment analyses, depreciation and amortization, income taxes, litigation matters and contingencies.

Recently Issued and Adopted Accounting Standards	9 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Recently Issued and Adopted Accounting Standards
Recently Issued and Adopted Accounting Standards

In December 2011, the FASB issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities" which provides new requirements for disclosures about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013 (i.e., Post's financial statements for the year ending September 30, 2014), and interim periods within those annual periods. The adoption of this update is not expected to have a material effect on Post's financial position, results of operations or cash flows.

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 allows an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform a quantitative impairment test. The amendment is effective for fiscal years beginning after September 15, 2012 (i.e., Post's financial statements for the year ending September 30, 2013). The adoption of this update is not expected to have a material effect on Post's financial position, results of operations or cash flows.

Earnings per Share	9 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

The computation of basic and diluted earnings per common share is calculated assuming the number of shares of Post common stock outstanding on February 3, 2012, following the distribution of one share of Post common stock for every two shares of Ralcorp common stock and the retention of approximately 6.8 million shares by Ralcorp, had been outstanding at the beginning of each period presented. In connection with the Spin-Off, Ralcorp stock settled stock appreciation right awards were converted to 0.3 million Post awards for certain employees and 0.1 million Post restricted shares were issued to holders of Ralcorp restricted shares using the distribution ratio of one Post restricted share for every two Ralcorp restricted shares. In addition, on February 28, 2012, the Company granted approximately 0.1 million new stock settled stock appreciation rights. On May 29, 2012, the Company granted 1.8 million non-qualified stock option awards and 0.4 million restricted stock units. For periods prior to the Spin-Off it is assumed that there are no dilutive equity instruments, other than the restricted shares previously discussed, as there were no equity awards in Post outstanding prior to the Spin-Off. See Note 1 for further discussion of the Spin-Off.

	Nine Months Ended June 30,
	2012	2011
Net earnings for basic and diluted earnings per share	$39.1	$55.3

Weighted-average shares for basic earnings per share	34.3	34.3
Effect of dilutive securities:
Stock appreciation rights	0.1	—
Restricted stock awards	0.1	0.1
Total dilutive securities	0.2	0.1
Weighted-average shares for diluted earnings per share	34.5	34.4

Basic earnings per share	$1.14	$1.61
Diluted earnings per share	$1.13	$1.61

Weighted-average shares for diluted earnings per share excludes 2.3 million equity awards for the nine months ended June 30, 2012, as they were anti-dilutive.

Fair Value Measurements	9 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The following table represents Post's assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy.

	June 30, 2012			September 30, 2011
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$1.3	$1.3	—	$0.8	$0.8	—
Deferred compensation liabilities	7.8	—	7.8	0.8	—	0.8

The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of three levels:

Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs are quoted prices of similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The fair value of the deferred compensation investment is invested primarily in mutual funds and is measured using the market approach. This investment is in the same funds and purchased in substantially the same amounts as the participants' selected investment options (excluding Post common stock equivalents), which represent the underlying liabilities to participants in Post's deferred compensation plans. Deferred compensation liabilities are recorded at amounts due to participants in cash, based on the fair value of participants' selected investment options (excluding certain Post common stock equivalents to be distributed in shares) using the market approach. In connection with, and as of the date of the Spin-Off, approximately $6.7 of deferred compensation liabilities were assumed by the the Company from Ralcorp related to certain members of the Company's management team and board of directors who were directors of Ralcorp prior to the Spin-Off.

The carrying amounts reported on the consolidated balance sheets for cash and cash equivalents, receivables and accounts payable approximate fair value because of the short term nature of these instruments. The fair value of long-term debt, including any current portion, at June 30, 2012 (see Note 10) is approximately $986.6 based upon Level 2 inputs.

Derivative Financial Instruments and Hedging	9 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
Derivative Financial Instruments and Hedging

In the ordinary course of business, Post is exposed to commodity price risks relating to the acquisition of raw materials and supplies, interest rate risks relating to debt and foreign currency exchange rate risks relating to its foreign subsidiary.

Prior to the Spin-Off, Post participated in Ralcorp's derivative instrument program which consisted of the use of commodity contracts (options, futures and swaps) used as cash flow or economic hedges on raw material and fuel purchases. The fair value of the derivative instruments have not been reflected in Post's balance sheet because Post was not legally a party to the underlying derivative instruments and because there are no significant instruments that are allocable only to Post. The effects of Post's participation in Ralcorp's derivative instrument program on the statements of operations for the nine months ended June 30, 2012, was a loss of $2.0. For the nine months ended June 30, 2011, losses from participation in the Ralcorp derivative instrument program were $8.3. Derivative instrument gains and losses are included in "cost of goods sold" for all periods presented. As of September 30, 2011, the amount of Ralcorp's net derivative liability that was related to Post was $10.3. As of the Spin-Off date, Post no longer participated in the Ralcorp derivative instrument program. As of June 30, 2012, Post had no open derivative positions.

Income Taxes	9 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

For the nine months ended June 30, 2012, our effective tax rate was 38.3%, compared to 32.1% in the nine months ended June 30, 2011. The increase in the effective tax rate for the nine months ended June 30, 2012 compared to the nine months ended June 30, 2011 was primarily due to $1.8 of incremental tax expense resulting from non-deductible outside services expenses, which were incurred prior to February 3, 2012, to effect the Spin-Off. In addition, for the nine months ended June 30, 2012, we recorded $2.1, of additional tax expense related to an uncertain tax position we expect to take on our 2012 short-period tax return.

Unrecognized Tax Benefits

The Company recognizes the tax benefit from uncertain tax positions only if it is "more likely than not" the tax position will be sustained on examination by the taxing authorities. The tax benefits recognized from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent the Company's assessment of such tax positions changes, the change in estimate will be recorded in the period in which the determination is made. Tax-related interest and penalties are classified as a component of income tax expense.

The total amount of the net unrecognized tax benefits was $2.1 at June 30, 2012 related to a tax position the Company expects to take on its 2012 short-period tax return. The amount of the net unrecognized tax benefits that, if recognized, would directly affect the effective tax rate is $2.1 at June 30, 2012. There were no unrecognized tax benefits for any prior periods.

The Company has not recognized any interest or penalties for the nine months ended June 30, 2012, as this relates to an expected future tax position, and has considered the application of penalties on its unrecognized tax benefits and determined that no accrual of penalties is currently required.

Based on the provisions of the Tax Allocation Agreement between Post and Ralcorp, Ralcorp retained responsibility for income tax liabilities and income tax returns related to all periods prior to the Spin-Off date of February 3, 2012. There are no open income tax audits in any of Post's filing jurisdictions for periods subsequent to the Spin-Off date.

Supplemental Operations Statement Information	9 Months Ended
Jun. 30, 2012
Supplemental Operations Statement Information [Abstract]
Supplemental Operations Statement Information
Supplemental Operations Statement Information

	Nine Months Ended June 30,
	2012	2011
Advertising and promotion expenses	$95.3	$87.3
Repair and maintenance expenses	28.7	24.3
Research and development expenses	6.0	5.6
Rent expense	3.0	3.0

Supplemental Balance Sheet Information	9 Months Ended
Jun. 30, 2012
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

	June 30, 2012	September 30, 2011
Inventories
Raw materials and supplies	$17.6	$17.2
Finished products	60.1	49.4
	$77.7	$66.6

Property, net
Land	$12.9	$12.2
Buildings and leasehold improvements	134.8	131.3
Machinery and equipment	407.8	395.3
Software	21.7	—
Construction	14.2	6.3
	591.4	545.1
Accumulated depreciation	(182.0)	(133.0)
	$409.4	$412.1

The $21.7 increase in software assets is primarily related to certain internally developed administrative software and software licenses which were transferred to Post from Ralcorp in connection with the Spin-Off.

	June 30, 2012	September 30, 2011
Other Current Liabilities
Advertising and promotion	$5.9	$9.4
Accrued interest, including intercompany interest	23.5	6.6
Deferred income	6.7	7.7
Compensation	11.8	8.2
Miscellaneous accrued taxes	5.5	3.7
Income taxes payable	5.9	—
Other	4.0	1.9
	$63.3	$37.5

Other Liabilities
Pension and other postretirement benefit obligations	$93.7	$103.5
Deferred compensation	7.8	—
Other	3.7	1.4
	$105.2	$104.9

Intercompany Debt	9 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Intercompany Debt
Intercompany Debt

In conjunction with the acquisition of Post in 2008, Ralcorp assumed ownership of certain debt instruments, additionally Ralcorp issued certain intercompany debt instruments to other Ralcorp entities which are presented in the following table. Though Ralcorp is the legal entity obligated to repay all of the assumed debt, these debt instruments and related interest expense and interest payments have been reported in the financial statements of Post for periods prior to the Spin-Off. Post Foods, LLC, along with certain other subsidiaries of Ralcorp, was a guarantor of Ralcorp's debt and that debt was collateralized in part by a pledge of 65% of the stock of Post Foods Canada Corp. In connection with the Spin-Off, Post was released from any and all obligations related to the debt including any and all guarantees and collateral agreements and all accrued and unpaid interest. See Note 10 for further information on the Company's indebtedness after the Spin-Off.

The outstanding balances and related interest rates on intercompany debt instruments are summarized in the following table.

	June 30, 2012	September 30, 2011
7.29% Fixed Rate Senior Notes maturing 2018	$—	$577.5
2.83% Floating Rate Senior Notes maturing 2018	—	20.0
7.39% Fixed Rate Senior Notes maturing 2020	—	67.0
7.50% Note Payable to RAH Canada L.P.	—	52.0
1.00% Note Payable to RH Financial Corporation	—	68.0
	$—	$784.5
Less: Current Portion	—	(68.0)
Total long-term intercompany debt	$—	$716.5

Long Term Debt	9 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long Term Debt
Long Term Debt

In connection with the Spin-Off, Post issued $775.0 of 7.375% senior notes (the "Notes") due in 2022. Post also entered into a senior secured $350.0 credit facility (the "Credit Facility").

On February 3, 2012, the Company issued the Notes in an aggregate principal amount of $775.0 to Ralcorp pursuant to a contribution agreement in connection with the internal reorganization. The Notes were issued pursuant to an indenture dated as of February 3, 2012 among the Company, Post Foods, LLC, as guarantor, and Wells Fargo Bank, National Association, as trustee. Interest payments on the Notes are due semi-annually each February 15 and August 15, with the first interest payment due on August 15, 2012. The maturity date of the Notes is February 15, 2022.

The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries (other than immaterial subsidiaries or receivables finance subsidiaries). As of June 30, 2012, our only domestic subsidiary (and therefore the only subsidiary guarantor) was Post Foods, LLC. Our foreign subsidiaries will not guarantee the notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions).

The Notes are subject to a registration rights agreement under which the Company and its subsidiary guarantors have agreed to file an exchange offer registration statement registering exchange notes with the SEC that have substantially identical terms as the notes on or prior to November 19, 2012, and to use commercially reasonable efforts to have the registration statement declared effective on or prior to January 28, 2013. The Company and its subsidiary guarantors also agreed to file and to use commercially reasonable efforts to cause to become effective a shelf registration statement relating to the resale of the notes under certain circumstances.

The Credit Facility provides for (i) a revolving credit facility (the "Revolver") in a principal amount of $175.0, and (ii) a term loan facility in an aggregate principal amount of $175.0. Each of the revolving credit and term loan facilities must be repaid on or before February 3, 2017.

Borrowings under the Credit Facility bear interest at LIBOR or a base rate (as defined in the Credit Facility) plus an applicable margin ranging from 1.50% to 2.00% for LIBOR-based loans and from 0.50% to 1.00% for Base Rate-based loans, depending upon the Company's consolidated leverage ratio. At June 30, 2012, the weighted average interest rate on the term loan borrowings under the Credit Facility was 2.25%. In addition, the Credit Facility requires amortization repayments of the term loan facility as follows: quarterly payments from June 30, 2012 through December 31, 2012 each in the amount of $2.2, quarterly payments from March 31, 2013 through December 31, 2013 each in the amount of $4.4, quarterly payments from March 31, 2014 through December 31, 2014 each in the amount of $6.6 and quarterly payments from March 31, 2015 through December 31, 2016 each in the amount of $8.8. Any remaining principal balance under the Credit Facility would be payable at the maturity date.

The Credit Facility contains customary affirmative and negative covenants for agreements of this type. The Credit Facility also contains customary financial covenants including (i) a maximum consolidated leverage ratio initially set at 5.50 to 1.00 and stepping down to 5.25 to 1.00 on October 1, 2012, 5.00 to 1.00 on October 1, 2013, 4.75 to 1.00 on October 1, 2014 and 4.50 to 1.00 on October 1, 2015, and (ii) a minimum interest expense coverage ratio initially set at 2.50 to 1.00 and then increasing to 2.75 to 1.00 on October 1, 2014.

The Credit Facility provides for customary events of default, including material breach of representations and warranties, failure to make required payments, failure to comply with certain agreements or covenants, failure to pay, or default under, certain other material indebtedness, certain events of bankruptcy and insolvency, the occurrence of certain judgments or attachments in excess of $25.0, change in control and certain ERISA events. Upon the occurrence of an event of default, and at the request of lenders holding more than 50% in principal amount of lender commitments and outstanding loans under the Credit Facility will cause the maturity of the loans to be accelerated.

As a result of the restatement of the Company's 2011 annual combined financial statements for the fiscal year ended September 30, 2011 and the restatement and revision of the interim combined financial information for the fiscal quarterly period ended December 31, 2011, on May 14, 2012, the Company entered into a First Amendment and Waiver to Credit Agreement (the “First Waiver”) and on June 13, 2012, the Company entered into a Second Amendment and Waiver to Credit Agreement (the "Second Waiver" and together with the First Waiver, the "Waivers"), with respect to the Credit Facility, by and among the Company, Barclays Bank PLC, in its capacity as administrative agent (in such capacity, the “Administrative Agent”), the several banks and other institutions from time to time parties thereto (the “Lenders”), and Post Foods, LLC, as guarantor (the “Credit Agreement”).  Pursuant to the Waivers, the Lenders have agreed to waive any default or event of default arising from any representation or warranty made by the Company relating to the originally delivered financial statements for the Company's fiscal year ended September 30, 2011 and fiscal quarter ended December 31, 2011 (solely to the extent that such default may have arisen or may arise as a result of the errors in the financial statements required to be delivered for such periods) or arising from failure to deliver any notice of a default; provided that the Waivers shall cease to apply if restated financial statements are not delivered to the Administrative Agent on or prior to September 15, 2012, provided that the Company agreed to provide the Lenders preliminary unaudited financial information for the second quarter of fiscal 2012 as a condition of receiving the Second Waiver and to provide preliminary unaudited financial information for the third quarter of fiscal 2012 within 45 days after the end of the period.
The Company's obligations under the Credit Facility are unconditionally guaranteed by each of its existing and subsequently acquired or organized domestic subsidiaries. As of this date, the only domestic subsidiary (and therefore the only subsidiary guarantor) is Post Foods, LLC. The Credit Facility is secured by security interests and liens on substantially all of the assets of the Company and Post Foods, LLC.

The outstanding balances are summarized in the following table.

	June 30, 2012	September 30, 2011
7.375% Senior Notes maturing February 2022	$775.0	$—
Term Loan maturing 2017	172.8	—
Revolving Credit Facility (i)	—	—
	$947.8	$—
Less: Current Portion	(13.1)	—
Total long-term debt	$934.7	$—

(i)	The revolving credit facility has an outstanding letter of credit of $0.5 which reduces available borrowing capacity to $174.5 as of June 30, 2012.

Commitments and Contingencies	9 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Legal Proceedings

Post is a party to a number of legal proceedings in various federal, state and foreign jurisdictions. These proceedings are in varying stages and may proceed for protracted periods of time. Some proceedings involve complex questions of fact and law. Additionally, the operations of Post, like those of similar businesses, are subject to various federal, state, local and foreign laws and regulations intended to protect public health and the environment, including air and water quality and waste handling and disposal.

In the opinion of management, based upon the information presently known, the ultimate liability, if any, arising from the pending legal proceedings, as well as from asserted legal claims and known potential legal claims which are likely to be asserted, taking into account established accruals for estimated liabilities (if any), are not expected to be material, individually or in the aggregate, to Post's consolidated financial position, results of operations or cash flows. In addition, while it is difficult to estimate the potential financial impact of actions regarding expenditures for compliance with regulatory matters, in the opinion of management and based upon the information currently available, the ultimate liability arising from such compliance matters is not expected to be material to Post's consolidated financial position, results of operations or cash flows.

Pension and Other Postretirement Benefits	9 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

Certain of Post's employees are eligible to participate in Ralcorp's U.S. qualified and supplemental noncontributory defined benefit pension plans and other postretirement benefit plans (partially subsidized retiree health and life insurance) or separate plans for Post Foods Canada Inc. The following disclosures reflect amounts related to Post employees based on separate actuarial valuations, projections and (for the U.S. plans for periods prior to the Spin-Off) certain allocations. In separating amounts in the U.S. plans between Post and Ralcorp, liabilities were calculated directly based on the participants of each group, and plan assets were allocated in accordance with the requirements of Internal Revenue Code Section 414(l) and ERISA Section 4044. The separation of the Post pension and other postretirement benefit plans from Ralcorp's pension and other postretirement benefit plans resulted in a one-time separation adjustment of $11.5 ($7.2, net of tax) recognized in Accumulated Other Comprehensive Income as a component of Stockholders' Equity. Amounts for the Canadian plans are included in these disclosures and are not disclosed separately because they do not constitute a significant portion of the combined amounts.

Effective January 1, 2011, benefit accruals for defined benefit pension plans were frozen for all administrative employees and certain production employees.

The following tables provide the components of net periodic benefit cost for the plans.

	Nine Months Ended June 30,
	2012	2011
Pension Benefits
Service Cost	$2.9	$2.8
Interest Cost	1.1	1.0
Expected return on plan assets	(1.2)	(1.3)
Amortization of net actuarial loss	0.4	0.3
Recognized prior service cost	0.3	0.3
Net periodic benefit cost	$3.5	$3.1

	Nine Months Ended June 30,
	2012	2011
Other Postretirement Benefits
Service cost	$1.8	$1.9
Interest cost	3.2	2.7
Amortization of prior service cost	(0.8)	(0.8)
Amortization of net actuarial loss	0.8	0.1
Net periodic benefit cost	$5.0	$3.9

Transactions with Former Owner	9 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Transactions with Former Owner
Transactions with Former Owner

Prior to the Spin-Off, Post operated under Ralcorp's centralized cash management system, Post's cash requirements were provided directly by Ralcorp, and cash generated by Post was generally remitted directly to Ralcorp. Transaction systems (e.g. payroll, employee benefits and accounts payable) used to record and account for cash disbursements were generally provided by Ralcorp. Ralcorp also provided centralized demand planning, order management, billing, credit and collection services to Post. Transaction systems (e.g. revenues, accounts receivable and cash application) used to record and account for cash receipts were generally provided by centralized Ralcorp organizations. These Ralcorp systems were generally designed to track assets/liabilities and receipts/payments on a business specific basis. After the Spin-Off, Ralcorp continued to provide many of these services to Post under a transition services agreement ("TSA") between the companies.

At the time of the Spin-Off, Ralcorp contributed its net investment in Post in exchange for approximately 6.8 million shares of Post common stock and a $900.0 cash distribution which was funded through the incurrence of long-term debt by Post, see Note 10. Prior to Ralcorp's contribution of its net investment, the net investment balance decreased due to separation related adjustments in the net amount of $181.8 primarily due to differences between the $900.0 cash distribution to Ralcorp compared to the settlement of intercompany debt of $784.5 and equity investment in partnership of $60.2 (see Note 15) that did not transfer to Post in connection with the Spin-Off.

Net revenues in the accompanying consolidated statements of operations represent net sales directly attributable to Post. Costs and expenses in the accompanying consolidated statements of operations represent direct and allocated costs and expenses related to Post. For periods prior to the Spin-Off, costs for certain functions and services performed by centralized Ralcorp organizations have been allocated to Post based upon reasonable activity bases (generally volume, revenues, net assets or a combination as compared to the total of Ralcorp and Post amounts) or other reasonable methods. The consolidated statements of operations include expense allocations for certain manufacturing, shipping, distribution and administration costs including information systems, procurement, accounting shared services, legal, tax, human resources, payroll, credit and accounts receivable, customer service and cash management. Total allocated costs were $4.6 for the nine months ended June 30, 2012, and $16.6 for the nine months ended June 30, 2011, which are reported in "selling, general and administrative expenses." After the Spin-Off, costs for services provided by Ralcorp are based on agreed upon fees contained in the TSA. TSA charges from February 4, 2012 to June 30, 2012 were $5.4 and were reported in "selling, general and administrative expenses."

Post produces certain products for sale to Ralcorp. For periods prior to the Spin-Off, the amounts related to these transactions have been included in the accompanying financial statements based upon transfer prices in effect at the time of the individual transactions which were consistent with prices of similar arm's-length transactions. For periods subsequent to the Spin-Off, these transactions were based upon pricing governed by the TSA with Ralcorp. Net sales related to those transactions was $12.7 for the nine months ended June 30, 2012, and $9.5 for the nine months ended June 30, 2011.

Prior to the Spin-Off, Ralcorp maintained all debt obligations on a consolidated basis to fund and manage its operations. During the periods presented in these financial statements prior to the Spin-Off date, Post had no direct debt obligations; however, Ralcorp followed the policy of applying debt and related interest expense to the operations of Post based upon net debt assumed in the acquisition of Post from Kraft in August 2008 (see Note 9).

On September 29, 2011, Post Foods Canada Corp. issued a promissory note to Western Waffles Corp., an affiliate of Ralcorp, whereby Western Waffles Corp. became indebted to Post Foods Canada Corp. in the amount of $4.0 plus 4.0 Canadian dollars. The promissory note bore interest at the rate of 1% per annum and was payable on demand. The note was redeemed during December 2011.

The unaudited condensed consolidated balance sheet as of September 30, 2011 is presented assuming that all intercompany payables or receivables will be treated as adjustments to Ralcorp's investment except the "Receivable from Ralcorp" related to the sale of trade receivables discussed below.

On November 4, 2010, Post entered into an agreement to sell, on an ongoing basis, all of the trade accounts receivable of Post Foods, LLC to a wholly owned, bankruptcy-remote subsidiary of Ralcorp named Ralcorp Receivables Corporation ("RRC"). The accounts receivable of Post Foods Canada Corp. were not incorporated into the agreement and were not sold to RRC. The purchase price of the receivables sold was calculated with a discount factor of 1.18%. Post received a fee from RRC to service the receivables (with no significant servicing assets or liabilities). The discounts totaled $3.3 for the nine months ended June 30, 2012, and $8.7 for the nine months ended June 30, 2011, and were reported as a component of "Other (income) expense, net," Servicing fee income was $0.8 for the nine months ended June 30, 2012, and $2.8 for the nine months ended June 30, 2011, and was reported as a reduction to "Selling, general and administrative expenses." The net amount due from Ralcorp as of September 30, 2011, was $41.3. Post terminated its agreement with RRC in December 2011.

In connection with the Spin-Off, the Company entered into a series of agreements with Ralcorp which are intended to govern the relationship between the Company and Ralcorp and to facilitate an orderly separation of the Company from Ralcorp. These agreements include a Separation and Distribution Agreement, Tax Allocation Agreement and the TSA, among others. Additionally, the Company has agreed to indemnify Ralcorp for income taxes incurred if the Company violates certain provisions of the IRS private letter ruling obtained by Ralcorp. Under certain of these agreements, the Company will incur expenses payable to Ralcorp in connection with certain administrative services provided for varying lengths of time. The Company incurred separation related costs of $10.4 during the nine months ended June 30, 2012 which were primarily related to professional service fees to effect the Spin-Off and to a lesser extent duplicative costs incurred by Post to begin establishing stand-alone processes and systems for activities performed by Ralcorp under the TSA. These costs were reported as a component of "Selling, general and administrative expenses." See Note 1 for additional information on the Spin-Off. As of June 30, 2012, the Company has a $4.5 receivable related to the net transactions from these agreements recorded as "Receivable from Ralcorp."

Information about Geographic Areas and Major Customers	9 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Information about Geographic Areas and Major Customers
Information about Geographic Areas and Major Customers

Post's products can be grouped into three primary categories of cereals: balanced, sweetened and unsweetened. Net sales by category are shown in the following table.

	Nine Months Ended June 30,
	2012	2011
Balanced	$423.4	$421.4
Sweetened	178.9	189.0
Unsweetened	109.4	120.0
	$711.7	$730.4

Post's external revenues were primarily generated by sales within the United States; sales to locations outside of the United States were approximately 15% of total net sales for the nine months ended June 30, 2012, and 13% of total net sales for the nine months ended June 30, 2011. Sales are attributed to individual countries based on the address to which the product is shipped.

As of June 30, 2012, all of Post's long-lived assets were located in the United States except for property located in Canada which has a net carrying value of approximately $51.8.

One customer accounted for a significant portion of the Company's net sales with $154.0, for the nine months ended June 30, 2012, and $154.1, for the nine months ended June 30, 2011.

Investment in Partnership	9 Months Ended
Jun. 30, 2012
Equity [Abstract]
Investment in Partnership
Investment in Partnership

On February 1, 2010, Post Foods Canada Corp. received a non-cash equity contribution from its parent in the form of ownership interest in RAH Canada Limited Partnership ("RAH Canada"). The investment was recorded at $58.6 and reflects a 48.15% ownership in the partnership. Another Ralcorp entity holds the remainder of the ownership interests. The earnings of the partnership were derived from interest on loans to the partners.

Post accounted for its investment in the partnership using the equity method. The amount of Post's net investment that represented undistributed earnings from the partnership was $0.2 for the nine months ended June 30, 2012, and $2.9 for the nine months ended June 30, 2011. The carrying value at September 30, 2011 approximated the market value of Post's investment. This equity investment in RAH Canada did not transfer to Post in the Spin-Off.

Income Taxes Uncertain Tax Positions (Policies)	9 Months Ended
Jun. 30, 2012
Income taxes [Abstract]
Income Tax Uncertainties, Policy [Policy Text Block]
The Company recognizes the tax benefit from uncertain tax positions only if it is "more likely than not" the tax position will be sustained on examination by the taxing authorities. The tax benefits recognized from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent the Company's assessment of such tax positions changes, the change in estimate will be recorded in the period in which the determination is made. Tax-related interest and penalties are classified as a component of income tax expense.

Earnings per Share (Tables)	9 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Net earnings for basic and diluted earnings per share	$39.1	$55.3

Weighted-average shares for basic earnings per share	34.3	34.3
Effect of dilutive securities:
Stock appreciation rights	0.1	—
Restricted stock awards	0.1	0.1
Total dilutive securities	0.2	0.1
Weighted-average shares for diluted earnings per share	34.5	34.4

Basic earnings per share	$1.14	$1.61
Diluted earnings per share	$1.13	$1.61

Fair Value Measurements (Tables)	9 Months Ended
Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement Inputs, Disclosure [Table Text Block]

	June 30, 2012			September 30, 2011
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$1.3	$1.3	—	$0.8	$0.8	—
Deferred compensation liabilities	7.8	—	7.8	0.8	—	0.8

Supplemental Operations Statement Information (Tables)	9 Months Ended
Jun. 30, 2012
Supplemental Operations Statement [Abstract]
Supplemental Operations Statement Information [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Advertising and promotion expenses	$95.3	$87.3
Repair and maintenance expenses	28.7	24.3
Research and development expenses	6.0	5.6
Rent expense	3.0	3.0

Pension and Other Postretirement Benefits (Tables)	9 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Other Postretirement Benefits
Service cost	$1.8	$1.9
Interest cost	3.2	2.7
Amortization of prior service cost	(0.8)	(0.8)
Amortization of net actuarial loss	0.8	0.1
Net periodic benefit cost	$5.0	$3.9

	Nine Months Ended June 30,
	2012	2011
Pension Benefits
Service Cost	$2.9	$2.8
Interest Cost	1.1	1.0
Expected return on plan assets	(1.2)	(1.3)
Amortization of net actuarial loss	0.4	0.3
Recognized prior service cost	0.3	0.3
Net periodic benefit cost	$3.5	$3.1

Information about Geographic Areas and Major Customers (Tables)	9 Months Ended
Jun. 30, 2012
Revenue from external customers and Long Lived assets attributable for foreign countries [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Balanced	$423.4	$421.4
Sweetened	178.9	189.0
Unsweetened	109.4	120.0
	$711.7	$730.4

Guarantor Financials (Tables)	9 Months Ended
Jun. 30, 2012
Schedule Of Condensed Financial Statements [Abstract]
Combined Balance Sheets (Condensed)

	June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$70.8	$8.7	$4.0	$—	$83.5
Accounts receivable, net	—	52.9	9.7	(4.4)	58.2
Receivable from Ralcorp	—	4.5	—	—	4.5
Inventories	—	73.3	4.4	—	77.7
Deferred income taxes	3.0	—	0.1	—	3.1
Prepaid expenses and other current assets	3.7	2.4	0.5	—	6.6
Total Current Assets	77.5	141.8	18.7	(4.4)	233.6

Property, net	—	357.6	51.8	—	409.4
Goodwill	—	1,360.0	6.4	—	1,366.4
Other intangible assets, net	—	739.2	—	—	739.2
Intercompany receivable	365.9	—	—	(365.9)	—
Investment in subsidiaries	2,144.1	—	—	(2,144.1)	—
Other assets	14.1	0.8	2.2	(2.2)	14.9
Total Assets	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt	$13.1	$—	$—	$—	$13.1
Accounts payable	—	36.2	2.9	(4.4)	34.7
Other current liabilities	30.5	27.7	5.1	—	63.3
Total Current Liabilities	43.6	63.9	8.0	(4.4)	111.1

Long-term debt	934.7	—	—	—	934.7
Intercompany payable	—	365.9	—	(365.9)	—
Deferred income taxes	330.7	—	—	(2.2)	328.5
Other liabilities	8.6	88.0	8.6	—	105.2
Total Liabilities	1,317.6	517.8	16.6	(372.5)	1,479.5

Total Stockholders' Equity	1,284.0	2,081.6	62.5	(2,144.1)	1,284.0
Total Liabilities and Stockholders' Equity	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

	September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$1.7	$—	$1.7
Accounts Receivable, net	—	1.3	8.8	—	10.1
Receivable from Ralcorp	—	41.3	—	—	41.3
Inventories	—	60.4	6.2	—	66.6
Deferred income taxes	—	3.6	0.2	—	3.8
Prepaid expenses and other current assets	—	3.2	0.8	—	4.0
Intercompany notes receivable with Ralcorp	—	—	7.8	—	7.8
Total Current Assets	—	109.8	25.5	—	135.3

Property, net	—	357.9	54.2	—	412.1
Goodwill	—	1,359.9	6.3	—	1,366.2
Other intangible assets, net	—	748.6	—	—	748.6
Investment in partnership	—	—	60.2	—	60.2
Other assets	—	0.8	3.1	(3.1)	0.8
Total Assets	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Current portion of long-term debt with Ralcorp	$—	$—	$68.0	$—	$68.0
Accounts payable	—	24.8	4.0	—	28.8
Other current liabilities	—	31.1	6.4	—	37.5
Total Current Liabilities	—	55.9	78.4	—	134.3

Long-term debt with Ralcorp	—	664.5	52.0	—	716.5
Deferred income taxes	—	335.9	—	(3.1)	332.8
Other liabilities	—	96.8	8.1	—	104.9
Total Liabilities	—	1,153.1	138.5	(3.1)	1,288.5

Total Stockholders' Equity	—	1,423.9	10.8	—	1,434.7
Total Liabilities and Stockholders' Equity	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

Combined Statements of Cash Flows (Condensed)

	Nine Months Ended June 30, 2011
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net cash provided by operating activities	$—	$112.5	$5.6	$—	$118.1

Cash Flows from Investing Activities:
Payments for capital expenditures	—	(8.0)	(1.8)	—	(9.8)
Net cash used in investing activities	—	(8.0)	(1.8)	—	(9.8)

Cash Flows from Financing Activities:
Change in net investment of Ralcorp	—	(104.5)	(2.1)	—	(106.6)
Net cash used in financing activities	—	(104.5)	(2.1)	—	(106.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.5	—	0.5

Net increase in cash and cash equivalents	—	—	2.2	—	2.2
Cash and cash equivalents, beginning of period	—	—	4.8	—	4.8
Cash and cash equivalents, end of period	$—	$—	$7.0	$—	$7.0

	Nine Months Ended June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net cash provided by operating activities	$27.8	$105.3	$5.2	$(43.0)	$95.3

Cash Flows from Investing Activities
Payments for capital expenditures	—	(21.1)	(1.2)	—	(22.3)
Payments for equity contributions	(6.0)	—	—	6.0	—
Proceeds from equity distributions	18.9	—	—	(18.9)	—
Net cash provided by (used in) investing activities	12.9	(21.1)	(1.2)	(12.9)	(22.3)

Cash Flows from Financing Activities
Proceeds from issuance of senior notes	775.0	—	—	—	775.0
Proceeds from issuance of term loan	175.0	—	—	—	175.0
Payment to Ralcorp	(900.0)	—	—	—	(900.0)
Repayments of long-term debt	(2.2)	—	—	—	(2.2)
Change in net investment of Ralcorp	—	(13.6)	(15.8)	—	(29.4)
Payments of debt issuance costs	(17.7)	—	—	—	(17.7)
Proceeds from repayment of notes receivable from Ralcorp	—	—	7.8	—	7.8
Proceeds from equity contributions	—	—	6.0	(6.0)	—
Payments for equity distributions	—	(61.9)	—	61.9	—
Net cash provided by (used in) financing activities	30.1	(75.5)	(2.0)	55.9	8.5
Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3

Net increase in cash and cash equivalents	70.8	8.7	2.3	—	81.8
Cash and cash equivalents, beginning of period	—	—	1.7	—	1.7
Cash and cash equivalents, end of period	$70.8	$8.7	$4.0	$—	$83.5

Background and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 03, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common Stock Conversion Ratio, Percent Converted in Spinoff Transaction			50.00%
Common Stock, Shares, Retained by Ralcorp in Spinoff Transaction			6.8
Payment to Ralcorp	$ 900	$ 0
Due to Related Parties, Current			784.5
Stockholders' Equity, Other	(181.8)
Investment in partnership	$ 0		$ 60.2	$ 60.2

Earnings per Share Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Earnings	$ 39.1	$ 55.3
Weighted Average Number of Shares Outstanding, Basic	34.3	34.3
Stock appreciation rights	0.1	0
Restricted stock awards	0.1	0.1
Total dilutive securities	0.2	0.1
Weighted-average shares for diluted earnings per share	34.5	34.4
Earnings Per Share, Basic	$ 1.14	$ 1.61
Earnings Per Share, Diluted	$ 1.13	$ 1.61

Earnings per Share Earnings per Share Narrative (Details) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Feb. 03, 2012	Sep. 07, 2012 Stock Appreciation Rights (SARs) [Member]	Feb. 03, 2012 Stock Appreciation Rights (SARs) [Member]	Feb. 03, 2012 Restricted Stock [Member]	May 29, 2012 Stock Options [Member]	May 29, 2012 Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock Conversion Ratio, Percent Converted in Spinoff Transaction		50.00%
Common Stock, Shares, Retained by Ralcorp in Spinoff Transaction		6.8
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2.3
Equity Instruments Granted In Spinoff Transaction				0.3	0.1
Shares, Issued			0.1			1.8	0.4

Fair Value Measurements Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investment	$ 1.3		$ 0.8
Liabilities, Fair Value Disclosure	7.8		0.8
Deferred compensation liabilities		6.7
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investment	1.3		0.8
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investment	0		0
Liabilities, Fair Value Disclosure	7.8		0.8
Long-term Debt, Fair Value	$ 986.6

Derivative Financial Instruments and Hedging (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (2)	$ (8.3)
Derivative Liability, Fair Value, Net [Abstract]
Derivative Liability, Fair Value, Net	$ 0		$ 10.3

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Income Tax Contingency [Line Items]
Effective Income Tax Rate, Continuing Operations		38.30%	32.10%
Income Tax Reconciliation, Nondeductible Expense, Other		$ 1.8
Liability for Uncertain Tax Positions, Noncurrent	2.1	2.1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2.1	2.1
Income Tax Examination, Penalties and Interest Expense	0	0
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions		$ 2.1

Supplemental Operations Statement Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplemental Operations Statement and Cash Flow Information [Abstract]
Advertising and promotion expense	$ 95.3	$ 87.3
Repair and maintenance expenses	28.7	24.3
Research and development expense	6	5.6
Rent expense	$ 3	$ 3

Supplemental Balance Sheet Information Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Supplemental balance sheet information [Line Items]
Inventory, Raw Materials and Supplies	$ 17.6	$ 17.2
Inventory, Finished Goods	60.1	49.4
Inventory, Net	77.7	66.6
Property, Plant and Equipment, Gross	591.4	545.1
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(182)	(133)
Property, net	409.4	412.1
Property, Plant and Equipment, Transfers and Changes	21.7
Advertising and promotion	5.9	9.4
Accrued interest, including intercompany interest	23.5	6.6
Deferred income	6.7	7.7
Compensation	11.8	8.2
Miscellaneous accrued taxes	5.5	3.7
Income taxes payable	5.9	0
Other	4	1.9
Other Liabilities, Current	63.3	37.5
Pension and postretirement benefit obligations	93.7	103.5
Deferred Compensation	7.8	0
Other	3.7	1.4
Other Liabilities, Noncurrent	105.2	104.9
Land [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	12.9	12.2
Building and leasehold improvements [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	134.8	131.3
Machinery and Equipment [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	407.8	395.3
Software [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	21.7	0
Construction [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	$ 14.2	$ 6.3

Intercompany Debt Intercompany Debt (Details) (USD $) In Millions, unless otherwise specified	Feb. 03, 2012	Jun. 30, 2012 Ralcorp [Member]	Sep. 30, 2011 Ralcorp [Member]	Jun. 30, 2012 Ralcorp [Member] Senior Notes 1 [Member]	Sep. 30, 2011 Ralcorp [Member] Senior Notes 1 [Member]	Jun. 30, 2012 Ralcorp [Member] Senior Notes 2 [Member]	Sep. 30, 2011 Ralcorp [Member] Senior Notes 2 [Member]	Jun. 30, 2012 Ralcorp [Member] Senior Notes 3 [Member]	Sep. 30, 2011 Ralcorp [Member] Senior Notes 3 [Member]	Jun. 30, 2012 Ralcorp [Member] Notes Payable to RAH Canada L.P. [Member]	Sep. 30, 2011 Ralcorp [Member] Notes Payable to RAH Canada L.P. [Member]	Jun. 30, 2012 Ralcorp [Member] Notes Payable to RH Financial [Member]	Sep. 30, 2011 Ralcorp [Member] Notes Payable to RH Financial [Member]
Debt Instrument
Due to Related Parties, Current	$ 784.5	$ 0	$ 68
Due to Related Parties		0	784.5	0	577.5	0	20	0	67	0	52	0	68
Due to Related Parties, Noncurrent		$ 0	$ 716.5

Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Instrument
Senior Notes	$ 775	$ 0
Loans Payable to Bank	172.8	0
Line of Credit Facility, Amount Outstanding	0	0
Long-term Debt	947.8	0
Long-term Debt, Current Maturities	(13.1)	0
Line of Credit Facility, Remaining Borrowing Capacity	174.5
Line of Credit Facility, Maximum Borrowing Capacity	175
Loans payable to Bank initial borrowing	175
Letters of Credit Outstanding, Amount	0.5
Debt, Weighted Average Interest Rate	2.25%
Long-term Debt, Maturities, Repayments of Principal in Remainder of Calendar Year	2.2
Long-term Debt, Maturities, Repaments of Principal in Second Calendar Year	4.4
Long-term Debt, Maturities, Repaments of Principal in Thir Calendar Year	6.6
Long-term Debt, Maturities, Repaments of Principal in Fourth and Fifth Calendar Year	8.8
Line of Credit Facility, Consolidated Leverage Ratio, Current Fiscal Year	5.5
Line of Credit Facility, Consolidated Leverage Ratio, Year Two	5.25
Line of Credit Facility, Consolidated Leverage Ratio, Year Three	5
Line of Credit Facility, Consolidated Leverage Ratio, Year Four	4.75
Line of Credit Facility, Consolidated Leverage Ratio, Year Five	4.5
Line of Credit Facility, Minimum Interest Expense Coverage Ratio, Current Fiscal Year	2.5
Line of Credit Facility, Minimum Interest Expense Coverage Ratio, Year Two	2.75
Line of Credit Facility, Minimum Attachment or Judgment That May Trigger an Event of Default	25
Percentage of Lenders Required to Request Acceleration of Debt After an Event of Default	50.00%
Debt Instrument, Interest Rate, Stated Percentage	7.38%
Credit Facility initial borrowing capacity	350
Long-term Debt, Excluding Current Maturities	934.7	0
Libor Rate | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.50%
Libor Rate | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	2.00%
Base Rate-Based | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	0.50%
Base Rate-Based | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.00%
Parent Company
Debt Instrument
Senior Notes	775
Long-term Debt, Current Maturities	(13.1)
Long-term Debt, Excluding Current Maturities	$ 934.7

Pension and Other Postretirement Benefits Net periodic benefit cost (Details) (USD $) In Millions, unless otherwise specified	Feb. 03, 2012	Jun. 30, 2012 Defined Benefit Pension [Member]	Jun. 30, 2011 Defined Benefit Pension [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits, spin-off adjustment	$ 11.5
Pension and other postretirment benefit, net of tax, spin-off adjustment	7.2
Service Cost		2.9	2.8	1.8	1.9
Interest Cost		1.1	1	3.2	2.7
Expected return on plan assets		(1.2)	(1.3)
Amortization of net loss		0.4	0.3	0.8	0.1
Recognized prior service cost		0.3	0.3	(0.8)	(0.8)
Net periodic benefit cost		$ 3.5	$ 3.1	$ 5	$ 3.9

Transactions with Former Owner (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Feb. 03, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Common Stock, Shares, Issued		34.4	34.4		6.8
Payment to Ralcorp			$ 900	$ 0
Due to Related Parties, Current					784.5
Investment in partnership		0	0		60.2	60.2
Related Party Transaction, Expenses from Transactions with Related Party			4.6	16.6
Related Party Transaction, Transition Services Agreement Expenses		5.4
Related Party Transaction, Revenues from Transactions with Related Party			12.7	9.5
Due from Related Parties						4
Related Party Transaction, Rate	1.00%
Gain (Loss) on Sale of Accounts Receivable			3.3	8.7
Servicing Fees, Net			0.8	2.8
Stockholders' Equity, Other			(181.8)
Receivable from Ralcorp		4.5	4.5			41.3
Separation related expenses			$ 10.4

Information about Geographic Areas and Major Customers Net Sales by Product Category (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue from External Customer [Line Items]
Net Sales	$ 711.7	$ 730.4
Revnue from Balanced Product Category [Member]
Revenue from External Customer [Line Items]
Net Sales	423.4	421.4
Revenue from Sweetened Product Category [Member]
Revenue from External Customer [Line Items]
Net Sales	178.9	189
Revenue from Unsweetened product category [Member]
Revenue from External Customer [Line Items]
Net Sales	$ 109.4	$ 120

Information about Geographic Areas and Major Customers Information of Revenue from External Customers and Long-lived Assets in Foreign Countries (Details) (USD $)
In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue from external customers and Long Lived assets attributable for foreign countries [Abstract]
Disclosure on Geographic Areas, Long-Lived Assets in Foreign Countries	$ 51.8
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	15.00%	13.00%

Information about Geographic Areas and Major Customers Revenue from Significant Customers (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 154	$ 154.1

Investment in Partnership (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 03, 2012	Feb. 03, 2010
Investment in Partnership [Abstract]
Equity Investment in Affiliate				$ 58.6
Equity Method Investment, Ownership Percentage			48.15%
Income (Loss) of Equity Investment in Affiiate	$ 0.2	$ 2.9

Guarantor Financials - Combined Statements of Operations (Condensed) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	$ 711.7	$ 730.4
Cost of goods sold	392.9	381.6
Gross Profit	318.8	348.8
Selling, general and administrative expense	202.8	180.3
Amortization of intangible assets	9.4	9.4
Goodwill and Intangible Asset Impairment	0	32.1
Other operating expenses, net	0.6	1.1
Operating Loss	106	125.9
Interest Expense	44.2	38.6
Other Nonoperating Income (Expense)	1.6	(5.8)
Loss before Income Taxes	63.4	81.5
Income tax benefit	(24.3)	(26.2)
Income (Loss) from Continuing Operations before Equity Method Investments	39.1	55.3
Income (Loss) from Equity Method Investments	0	0
Net Earnings	39.1	55.3
Total Comprehensive Loss	29.3	70.9
Parent Company
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	0	0
Cost of goods sold	0	0
Gross Profit	0	0
Selling, general and administrative expense	2.1	0
Amortization of intangible assets	0	0
Goodwill and Intangible Asset Impairment	0
Other operating expenses, net	0	0
Operating Loss	(2.1)	0
Interest Expense	26.5	0
Other Nonoperating Income (Expense)	0	0
Loss before Income Taxes	(28.6)	0
Income tax benefit	10.8	0
Income (Loss) from Continuing Operations before Equity Method Investments	(17.8)	0
Income (Loss) from Equity Method Investments	43.7	0
Net Earnings	25.9	0
Total Comprehensive Loss	24.3	0
Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	671.5	695.5
Cost of goods sold	366.1	357.7
Gross Profit	305.4	337.8
Selling, general and administrative expense	187.6	167.5
Amortization of intangible assets	9.4	9.4
Goodwill and Intangible Asset Impairment	32.1
Other operating expenses, net	0.6	1
Operating Loss	107.8	127.8
Interest Expense	16.2	35.6
Other Nonoperating Income (Expense)	(3.3)	(8.8)
Loss before Income Taxes	88.3	83.4
Income tax benefit	(34.1)	(26.7)
Income (Loss) from Continuing Operations before Equity Method Investments	54.2	56.7
Income (Loss) from Equity Method Investments	0	0
Net Earnings	54.2	56.7
Total Comprehensive Loss	47.2	67
Non-Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	53.4	51.6
Cost of goods sold	40	40.6
Gross Profit	13.4	11
Selling, general and administrative expense	13.1	12.8
Amortization of intangible assets	0	0
Goodwill and Intangible Asset Impairment	0
Other operating expenses, net	0	0.1
Operating Loss	0.3	(1.9)
Interest Expense	1.5	3
Other Nonoperating Income (Expense)	4.9	3
Loss before Income Taxes	3.7	(1.9)
Income tax benefit	(1)	0.5
Income (Loss) from Continuing Operations before Equity Method Investments	2.7	(1.4)
Income (Loss) from Equity Method Investments	0	0
Net Earnings	2.7	(1.4)
Total Comprehensive Loss	(0.1)	3.9
Eliminations
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	(13.2)	(16.7)
Cost of goods sold	(13.2)	(16.7)
Gross Profit	0	0
Selling, general and administrative expense	0	0
Amortization of intangible assets	0	0
Goodwill and Intangible Asset Impairment	0
Other operating expenses, net	0	0
Operating Loss	0	0
Interest Expense	0	0
Other Nonoperating Income (Expense)	0	0
Loss before Income Taxes	0	0
Income tax benefit	0	0
Income (Loss) from Continuing Operations before Equity Method Investments	0	0
Income (Loss) from Equity Method Investments	(43.7)	0
Net Earnings	(43.7)	0
Total Comprehensive Loss	$ (42.1)	$ 0

Guarantor Financials - Combined Balance Sheets (Condensed) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010
Assets, Current [Abstract]
Cash and cash equivalents	$ 83.5		$ 1.7	$ 7	$ 4.8
Accounts Receivable, Net, Current			10.1
Receivable from Ralcorp	4.5		41.3
Accounts receivable, net	58.2		10.1
Inventory, Net	77.7		66.6
Deferred income taxes	3.1		3.8
Prepaid expenses and other current assets	6.6		4
Intercompany notes receivable	0		7.8
Total Current Assets	233.6		135.3
Assets, Noncurrent [Abstract]
Property, net	409.4		412.1
Goodwill	1,366.4		1,366.2
Other intangible assets, net	739.2		748.6
Due from Affiliates	0
Investment in partnership	0	60.2	60.2
Other assets	14.9		0.8
Total Assets	2,763.5		2,723.2
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	13.1		0
Short-term intercompany debt	0		68
Accounts payable	34.7		28.8
Other Liabilities, Current	63.3		37.5
Total Current Liabilities	111.1		134.3
Long-term Debt, Excluding Current Maturities	934.7		0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0		716.5
Deferred income taxes	328.5		332.8
Other Liabilities, Noncurrent	105.2		104.9
Total Liabilities	1,479.5		1,288.5
Total Stockholders' Equity	1,284		1,434.7
Total Liabilities and Stockholders' Equity	2,763.5		2,723.2
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	70.8		0	0	0
Accounts Receivable, Net, Current			0
Receivable from Ralcorp	0		0
Accounts receivable, net	0
Inventory, Net	0		0
Deferred income taxes	3		0
Prepaid expenses and other current assets	3.7		0
Intercompany notes receivable			0
Total Current Assets	77.5		0
Assets, Noncurrent [Abstract]
Property, net	0		0
Goodwill	0		0
Other intangible assets, net	0		0
Due from Affiliates	365.9
Investment in partnership	2,144.1		0
Other assets	14.1		0
Total Assets	2,601.6		0
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	13.1
Short-term intercompany debt			0
Accounts payable	0		0
Other Liabilities, Current	30.5		0
Total Current Liabilities	43.6		0
Long-term Debt, Excluding Current Maturities	934.7
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0		0
Deferred income taxes	330.7		0
Other Liabilities, Noncurrent	8.6		0
Total Liabilities	1,317.6		0
Total Stockholders' Equity	1,284		0
Total Liabilities and Stockholders' Equity	2,601.6		0
Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	8.7		0	0	0
Accounts Receivable, Net, Current			1.3
Receivable from Ralcorp	4.5		41.3
Accounts receivable, net	52.9
Inventory, Net	73.3		60.4
Deferred income taxes	0		3.6
Prepaid expenses and other current assets	2.4		3.2
Intercompany notes receivable			0
Total Current Assets	141.8		109.8
Assets, Noncurrent [Abstract]
Property, net	357.6		357.9
Goodwill	1,360		1,359.9
Other intangible assets, net	739.2		748.6
Due from Affiliates	0
Investment in partnership	0		0
Other assets	0.8		0.8
Total Assets	2,599.4		2,577
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Short-term intercompany debt			0
Accounts payable	36.2		24.8
Other Liabilities, Current	27.7		31.1
Total Current Liabilities	63.9		55.9
Long-term Debt, Excluding Current Maturities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	365.9		664.5
Deferred income taxes	0		335.9
Other Liabilities, Noncurrent	88		96.8
Total Liabilities	517.8		1,153.1
Total Stockholders' Equity	2,081.6		1,423.9
Total Liabilities and Stockholders' Equity	2,599.4		2,577
Non-Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	4		1.7	7	4.8
Accounts Receivable, Net, Current			8.8
Receivable from Ralcorp	0		0
Accounts receivable, net	9.7
Inventory, Net	4.4		6.2
Deferred income taxes	0.1		0.2
Prepaid expenses and other current assets	0.5		0.8
Intercompany notes receivable			7.8
Total Current Assets	18.7		25.5
Assets, Noncurrent [Abstract]
Property, net	51.8		54.2
Goodwill	6.4		6.3
Other intangible assets, net	0		0
Due from Affiliates	0
Investment in partnership	0		60.2
Other assets	2.2		3.1
Total Assets	79.1		149.3
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Short-term intercompany debt			68
Accounts payable	2.9		4
Other Liabilities, Current	5.1		6.4
Total Current Liabilities	8		78.4
Long-term Debt, Excluding Current Maturities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0		52
Deferred income taxes	0		0
Other Liabilities, Noncurrent	8.6		8.1
Total Liabilities	16.6		138.5
Total Stockholders' Equity	62.5		10.8
Total Liabilities and Stockholders' Equity	79.1		149.3
Eliminations
Assets, Current [Abstract]
Cash and cash equivalents	0		0	0	0
Accounts Receivable, Net, Current			0
Receivable from Ralcorp	0		0
Accounts receivable, net	(4.4)
Inventory, Net	0		0
Deferred income taxes	0		0
Prepaid expenses and other current assets	0		0
Intercompany notes receivable			0
Total Current Assets	(4.4)		0
Assets, Noncurrent [Abstract]
Property, net	0		0
Goodwill	0		0
Other intangible assets, net	0		0
Due from Affiliates	(365.9)
Investment in partnership	(2,144.1)		0
Other assets	(2.2)		(3.1)
Total Assets	(2,516.6)		(3.1)
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Short-term intercompany debt			0
Accounts payable	(4.4)		0
Other Liabilities, Current	0		0
Total Current Liabilities	(4.4)		0
Long-term Debt, Excluding Current Maturities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	(365.9)		0
Deferred income taxes	(2.2)		(3.1)
Other Liabilities, Noncurrent	0		0
Total Liabilities	(372.5)		(3.1)
Total Stockholders' Equity	(2,144.1)		0
Total Liabilities and Stockholders' Equity	$ (2,516.6)		$ (3.1)

Guarantor Financials - Combined Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	$ 95.3	$ 118.1
Cash Flows from Investing Activities:
Payments for capital expenditures	(22.3)	(9.8)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Net cash used in investing activities	(22.3)	(9.8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	775	0
Proceeds from Issuance of Other Long-term Debt	175	0
Payment to Ralcorp	900	0
Repayments of Long-term Debt	2.2	0
Change in net investment of Ralcorp	(29.4)	(106.6)
Payments of Debt Issuance Costs	17.7	0
Changes in intercompany debt	7.8	0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	0
Net cash provided by (used in) financing activities	8.5	(106.6)
Effect of exchange rate changes on cash and cash equivalents	0.3	0.5
Net Decrease in Cash and Cash Equivalents	81.8	2.2
Cash and cash equivalents	83.5	7
Cash and cash equivalents, end of year	83.5	7
Parent Company
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	27.8	0
Cash Flows from Investing Activities:
Payments for capital expenditures	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	6
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	18.9
Net cash used in investing activities	12.9	0
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	775
Proceeds from Issuance of Other Long-term Debt	175
Payment to Ralcorp	900
Repayments of Long-term Debt	2.2
Change in net investment of Ralcorp	0	0
Payments of Debt Issuance Costs	17.7
Changes in intercompany debt	0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	0
Net cash provided by (used in) financing activities	30.1	0
Effect of exchange rate changes on cash and cash equivalents	0	0
Net Decrease in Cash and Cash Equivalents	70.8	0
Cash and cash equivalents	70.8	0
Cash and cash equivalents, end of year	70.8	0
Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	105.3	112.5
Cash Flows from Investing Activities:
Payments for capital expenditures	(21.1)	(8)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Net cash used in investing activities	(21.1)	(8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	0
Proceeds from Issuance of Other Long-term Debt	0
Payment to Ralcorp	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	(13.6)	(104.5)
Payments of Debt Issuance Costs	0
Changes in intercompany debt	0
Proceeds from Contributions from Affiliates	0
Payments of Distributions to Affiliates	61.9
Net cash provided by (used in) financing activities	(75.5)	(104.5)
Effect of exchange rate changes on cash and cash equivalents	0	0
Net Decrease in Cash and Cash Equivalents	8.7	0
Cash and cash equivalents	8.7	0
Cash and cash equivalents, end of year	8.7	0
Non-Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	5.2	5.6
Cash Flows from Investing Activities:
Payments for capital expenditures	(1.2)	(1.8)
Payments to Acquire Interest in Subsidiaries and Affiliates	0
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0
Net cash used in investing activities	(1.2)	(1.8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	0
Proceeds from Issuance of Other Long-term Debt	0
Payment to Ralcorp	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	(15.8)	(2.1)
Payments of Debt Issuance Costs	0
Changes in intercompany debt	7.8
Proceeds from Contributions from Affiliates	6
Payments of Distributions to Affiliates	0
Net cash provided by (used in) financing activities	(2)	(2.1)
Effect of exchange rate changes on cash and cash equivalents	0.3	0.5
Net Decrease in Cash and Cash Equivalents	2.3	2.2
Cash and cash equivalents	4	7
Cash and cash equivalents, end of year	4	7
Eliminations
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	(43)	0
Cash Flows from Investing Activities:
Payments for capital expenditures	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	(6)
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	(18.9)
Net cash used in investing activities	(12.9)	0
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	0
Proceeds from Issuance of Other Long-term Debt	0
Payment to Ralcorp	0
Repayments of Long-term Debt	0
Change in net investment of Ralcorp	0	0
Payments of Debt Issuance Costs	0
Changes in intercompany debt	0
Proceeds from Contributions from Affiliates	(6)
Payments of Distributions to Affiliates	(61.9)
Net cash provided by (used in) financing activities	55.9	0
Effect of exchange rate changes on cash and cash equivalents	0	0
Net Decrease in Cash and Cash Equivalents	0	0
Cash and cash equivalents	0	0
Cash and cash equivalents, end of year	$ 0	$ 0